TAXES BASED ON INCOME - Schedule of Components of the Temporary Differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 25.7	$ 18.4
Net operating losses	154.6	166.4
Tax credit carryforwards	46.5	69.0
Stock-based compensation	11.8	12.4
Pension and other postretirement benefits	57.8	79.8
Lease liabilities	30.5
Other assets	21.3	18.5
Valuation allowance	(67.7)	(71.8)
Total deferred tax assets	280.5	292.7
Depreciation and amortization	(41.6)	(45.1)
Repatriation accrual	(18.9)	(21.3)
Foreign operating loss recapture	(3.4)	(56.5)
Lease assets	(29.7)
Other liabilities		(1.6)
Total deferred tax liabilities	(93.6)	(124.5)
Total net deferred tax assets	$ 186.9	$ 168.2